Income Taxes - Summary of Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic									$ 22,157	$ 4,583	$ 26,880
Foreign									8,337	2,669
Income before income taxes	$ 8,574	$ 18,289	$ 9,457	$ 466	$ 2,282	$ 8,326	$ 8,067	$ (3,514)	$ 30,494	$ 7,252	$ 26,880